Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill [Abstract]
Schedule of Goodwill [Table Text Block]
22. GOODWILL

The change in goodwill for the year ended December 31 is due to the following:

millions of Canadian dollars	2017	2016
Balance, January 1	$6,213	$264
Acquisition of TECO Energy as at July 1, 2016 (note 4)	-	5,771
Change in foreign exchange rate	(408)	178
Balance, December 31	$5,805	$6,213